ACQUIRED INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)
Acquired Finite Lived Intangible Asset Gross	¥ 80,638		¥ 80,638
Accumulated amortization	(67,806)		(61,862)
Impairment provision	(4,470)		(3,037)
Acquired intangible assets, net	8,362	$ 1,216	15,739
Technology rights for licensed seeds [Member]
Acquired Finite Lived Intangible Asset Gross	75,899		75,899
Others [Member]
Acquired Finite Lived Intangible Asset Gross	¥ 4,739		¥ 4,739